Related Party Transactions - Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount financed from related parties	$ 181,116	$ 977,418	$ 515,678
Amount repaid to related parties	518,379	865,770	9,993,772
Amount loan to related parties	1,025
Proceeds from repayment by related parties	347,428
Wenzao Huang [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount financed from related parties	160,507	42,466	416,109
Amount repaid to related parties	1,000	40,673	4,284,593
Lihui Xu [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount financed from related parties	20,609	511,225
Amount repaid to related parties	517,379
Lianken [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount loan to related parties	257
Proceeds from repayment by related parties
Tianhua [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount loan to related parties	256
Proceeds from repayment by related parties
Xingcan [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount loan to related parties	256
Proceeds from repayment by related parties
Weibo [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount loan to related parties	256
Proceeds from repayment by related parties
Yunjun Huang [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount financed from related parties		269,739	99,569
Amount repaid to related parties		671,109	2,439,748
Amount loan to related parties
Proceeds from repayment by related parties	$ 347,428
Xiaolong Chen [Member]
Schedule of Borrowings Unsecured, Due on Demand, and Interest-Free [Line Items]
Amount financed from related parties		153,988
Amount repaid to related parties		$ 153,988	$ 3,269,431